Offerings	Aug. 08, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01476%
Offering Note	Note 1.a: An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. Note 1.b: In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01476%
Offering Note	See Notes 1.a and 1.b above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01476%
Offering Note	See Notes 1.a and 1.b above. An indeterminate number of depositary shares to be evidenced by depositary receipts as may be issued pursuant to a deposit agreement in the event that the registrant elects to offer to the public fractional or multiple shares of the preferred stock registered hereby. Such depositary receipts will be distributed to those persons purchasing such interests, and the shares of the preferred stock will be issued to the depositary under the deposit agreement. No separate consideration will be received for depositary shares.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants or Other Rights
Fee Rate	0.01476%
Offering Note	See Notes 1.a and 1.b above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01476%
Offering Note	See Notes 1.a and 1.b above.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	See Notes 1.a and 1.b above.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering Note	See Notes 1.a and 1.b above. Each unit will be composed of one or more of the other securities registered under this registration statement, in any combination. Each unit will be issued so that the holder of the unit is also the holder of each security included in the unit. The applicable unit agreement under which a unit is issued may provide that the securities included in the unit may not be held or transferred separately, at any time or at any time before a specified date.